Note 15 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
15.	Earnings/(loss) per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share give effect to all potentially dilutive securities. All of the Company’s shares (including non-vested restricted stock issued under the Plan) participate equally in dividend distributions and in undistributed earnings.

The Company applies the
two
-class method of computing earnings per share (EPS) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested restricted stock as well as undistributed earnings allocated to non-vested stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two
-class method. The denominator of the basic earnings per common share excludes any non-vested shares as such they are not
considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested restricted stock and undistributed earnings allocated to non-vested stock are not
deducted from net income as reported since such calculation assumes non-vested restricted stock is fully vested from the grant date.
The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2015	2016	2017
Numerator
Net income/(loss)	2,566,678	(7,798,300)	(1,218,237)
Less: Undistributed earnings allocated to non-vested shares	(13,457)	—	—

Net income/(loss) attributable to common shareholders, basic	2,553,221	(7,798,300)	(1,218,237)

Denominator

Weighted average number of shares outstanding, basic and diluted	41,315,127	39,824,038	39,809,364

Earnings/(loss) per share, basic and diluted	0.06	(0.20)	(0.03)